United States
           Securities and Exchange commission
           Washington, D.C.  20549

           Form 13F

           Form 13F Cover Page

           Report for the Quarter Ended September 30, 2000

           Institutional Investment Manager Filing this Report:

           Companion Capital Management, Inc.
           1201 Main Street, Suite 1910
           Columbia, SC  29201

           13F File Number:  28-4518

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on behalf of reporting manager:

Name:          John D. Leaphart
Title:         Vice President
Phone:         803-254-9500
	John D. Leaphart, Columbia, SC, October 30, 2000

Report Type (Check Only One)
[X]         13f Holdings Report
[ }         13f Notice
[ ]         13f Combination Report

List of other Managers Reporting for this Manager:
     NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    83

Form 13F Information Table Value Total:    $144,002

List of other Included Managers:

    None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     1945    28390 SH       SOLE                    14150
AT&T                           COM              001957109     1260    42904 SH       SOLE                    42525
AXA Financial, Inc.            COM              002451102     4690    92065 SH       SOLE                    66500
Agilent Technologies           COM              00846u101      703    14364 SH       SOLE                    13840
Alcoa Inc.                     COM              013817101     1217    48085 SH       SOLE                    34510
American Power Conversion Corp COM              029066107     2490   129795 SH       SOLE                    82900
Amgen                          COM              031162100     1714    24550 SH       SOLE                    20190
Anadarko Petroleum Corp.       COM              032511107     1399    21050 SH       SOLE                    11560
Anheuser Busch                 COM              035229103     3736    88302 SH       SOLE                    63500
Antec Corp.                    COM              03664P105     1093    37045 SH       SOLE                     9550
Apple Computer Inc.            COM              037833100      438    17015 SH       SOLE                     4675
ArvinMeritor Inc.              COM              043353101      233    15836 SH       SOLE                     3400
BP Amoco Corp                  COM              055622104      678    12790 SH       SOLE                     3583
Bank Of America Corp           COM              060505104     3409    65090 SH       SOLE                    44264
Bell South                     COM              079860102      666    16548 SH       SOLE                    15000
Bristol Myers Squibb           COM              110122108     1715    30020 SH       SOLE                    29000
CBRL Group                     COM              12489V106      148    10275 SH       SOLE                    10275
Chevron Corp.                  COM              166751107      682     8000 SH       SOLE                     8000
Cisco Systems                  COM              17275R102     3381    61200 SH       SOLE                    60200
Coca Cola Co.                  COM              191216100      666    12080 SH       SOLE                    11380
Computer Sciences              COM              205363104     1958    26365 SH       SOLE                    13360
Compuware                      COM              205638109      126    15075 SH       SOLE                    14000
Conagra Inc.                   COM              205887102      314    15640 SH       SOLE                    14850
Conoco Cl. A                   COM              208251306     1772    67811 SH       SOLE                    41720
Delta Air Lines                COM              247361108      444    10000 SH       SOLE                    10000
Dow Chemical Co.               COM              260543103      944    37860 SH       SOLE                    37125
Duke Power Co.                 COM              264399106     2637    30756 SH       SOLE                    19650
El Paso Natural Gas Co         COM              283905107      882    14305 SH       SOLE                     3050
Enron Corp.                    COM              293561106     2689    30685 SH       SOLE                    30030
Ensco International            COM              26874Q100      685    17910 SH       SOLE                     5375
Exxon Mobil Corp               COM              30231g102     2002    22464 SH       SOLE                    18340
FedEx Corp                     COM              31428X106     2777    62640 SH       SOLE                    47970
Federal Natl Mtg Assn          COM              313586109      358     5000 SH       SOLE                     5000
Federated Department Stores    COM              31410H101      209     8015 SH       SOLE                     7000
First Union Corp.              COM              337358105     1876    58272 SH       SOLE                    50305
Fleet Boston Corp.             COM              339030108     2186    56056 SH       SOLE                    33900
Gap Inc.                       COM              364760108      330    16398 SH       SOLE                    16275
General Elec Co.               COM              369604103     5069    87877 SH       SOLE                    73290
General Motors                 COM              370442105     1784    27451 SH       SOLE                    17850
Georgia-Pacific                COM              373298108     1126    47894 SH       SOLE                    28220
Gillette Company               COM              375766102      309    10000 SH       SOLE                    10000
Guidant Corp                   COM              401698105     2503    35405 SH       SOLE                    19540
Hewlett Packard Co.            COM              428236103     5027    51820 SH       SOLE                    39175
Household International        COM              441815107     3257    57522 SH       SOLE                    35570
Ingersoll-Rand                 COM              456866102      579    17095 SH       SOLE                    10900
Int'l. Business Machines       COM              459200101     6015    53465 SH       SOLE                    41160
Intel Corp.                    COM              458140100     3277    78845 SH       SOLE                    59730
Intimate Brands Inc            COM              461156101     1451    77663 SH       SOLE                    32936
Johnson & Johnson              COM              478160104     2024    21542 SH       SOLE                    20792
Lowe's Companies Inc.          COM              548661107     2813    62695 SH       SOLE                    51225
Lucent Technologies Inc.       COM              549463107      459    15029 SH       SOLE                    15000
Medtronic Inc.                 COM              585055106     2598    50140 SH       SOLE                    30490
Merck & Co.                    COM              589331107     3587    48190 SH       SOLE                    33750
Merrill Lynch                  COM              590188108      264     4000 SH       SOLE                     4000
Microsoft Corp                 COM              594918104     2448    40590 SH       SOLE                    26700
Norfolk Southern               COM              655844108      147    10050 SH       SOLE
Occidental Pete                COM              674599105     2006    91981 SH       SOLE                    65675
Oracle Systems Corp            COM              68389X105     3859    49000 SH       SOLE                    40260
Pacificare Health Systems      COM              695112102      563    16180 SH       SOLE                     4375
Pfizer, Inc.                   COM              717081103     3928    87415 SH       SOLE                    68505
Pohang Iron & Steel            COM              730450103      374    20075 SH       SOLE                    18020
Procter & Gamble               COM              742718109     1544    23050 SH       SOLE                    23050
Quaker Oats                    COM              747402105     2546    32181 SH       SOLE                    21175
Qualcomm Inc.                  COM              747525103     1183    16610 SH       SOLE                    12000
Raytheon Co. New Cl B          COM              755111408     3046   107115 SH       SOLE                    88250
Royal Dutch Pete Co.           COM              780257804      406     6775 SH       SOLE                     4700
SCI Systems                    COM              783890106      625    15250 SH       SOLE                     3750
SanDisk Corp.                  COM              80004C101      910    13635 SH       SOLE                     3650
Sanmina Corp.                  COM              800907107     3666    39155 SH       SOLE                    24355
Sara Lee Corp.                 COM              803111103      413    20315 SH       SOLE                    19925
Schering Plough                COM              806605101      721    15500 SH       SOLE                    15200
Schlumberger Ltd.              COM              806857108     2180    26485 SH       SOLE                    19935
Southern Company               COM              842587107      974    30041 SH       SOLE                     7900
TJX Cos. Inc. New              COM              872540109     1661    73810 SH       SOLE                    48780
Target Corp.                   COM              87612E106     2690   104965 SH       SOLE                    83800
Transocean Offshore Drilling   COM              G90078109      291     4967 SH       SOLE                     4449
Tyco International             COM              902124106     1221    23545 SH       SOLE                    16125
Ultramar Diamond Shamrock      COM              904000106      723    28511 SH       SOLE                     6400
Verizon Communications         COM              92343v104     2926    60406 SH       SOLE                    45336
Viacom Nvtg Cl B               COM              925524308     2118    36204 SH       SOLE                    21241
Wal Mart Stores                COM              931142103     1011    21000 SH       SOLE                    20000
Waste Management Inc.          COM              94106L109      482    27625 SH       SOLE                    27600
Worldcom Inc.                  COM              98157d106     2745    90361 SH       SOLE                    67352